Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2021
Loss Per Share
Schedule of computation of earnings per share

	Nine Months Ended September 30,
	2020	2021
Numerator:
Net loss	(3,915,459)	(1,873,520)
Accretion on redeemable non-controlling interests to redemption value	(205,864)	(6,519,698)
Net loss attributable to non-controlling interests	2,703	131
Net loss attributable to ordinary shareholders of NIO Inc. for basic/dilutive net loss per share	(4,118,620)	(8,393,087)
Denominator:
Weighted-average number of ordinary shares outstanding – basic and diluted	1,100,928,485	1,561,225,055
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc	(3.74)	(5.38)

	Nine Months Ended September 30,
	2020	2021
Outstanding weighted average options granted	50,760	57,438,555
Convertible notes	233,489	47,836,368
Total	284,249	105,274,923